Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Liquidity Consideration and Principal Accounting Policies
Schedule of Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash as reported in the consolidated statements of cash flows are presented separately on the consolidated balance sheet as follows:

	As of December 31,
	2019	2020	2021
	US$	US$	US$
Cash and cash equivalents	49,098,841	45,284,308	43,623,588
Restricted cash	2,000,054	—	—
Total	51,098,895	45,284,308	43,623,588

Estimated Useful Lives and Residual Rates

The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Warehouse equipment	3 years	5%
Furniture, computer and office equipment	2 - 5 years	0%-5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%